FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537
                                   ---------

                            FRANKLIN CUSTODIAN FUNDS
                            ------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 6/30/09
                          ---------



Item 1. Schedule of Investments.


Franklin Custodian Funds

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2009

CONTENTS

Franklin DynaTech Fund ....................................................    3
Franklin Growth Fund ......................................................    7
Franklin Income Fund ......................................................   12
Franklin U.S. Government Securities Fund ..................................   25
Franklin Utilities Fund ...................................................   27
Notes to Statements of Investments ........................................   30

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

FRANKLIN DYNATECH FUND                                                       COUNTRY         SHARES             VALUE
----------------------                                                   --------------   ------------     ---------------
       COMMON STOCKS 98.2%
       AEROSPACE & DEFENSE 1.3%
       Precision Castparts Corp. .....................................    United States        100,000     $     7,303,000
                                                                                                           ---------------
       AIR FREIGHT & LOGISTICS 1.4%
       C.H. Robinson Worldwide Inc. ..................................    United States        150,000           7,822,500
                                                                                                           ---------------
       BIOTECHNOLOGY 8.0%
   (a) Amgen Inc. ....................................................    United States         50,000           2,647,000
   (a) Celgene Corp. .................................................    United States        244,800          11,711,232
   (a) Genzyme Corp. .................................................    United States         65,000           3,618,550
   (a) Gilead Sciences Inc. ..........................................    United States        369,600          17,312,064
   (a) Myriad Genetics Inc. ..........................................    United States        214,200           7,636,230
                                                                                                           ---------------
                                                                                                                42,925,076
                                                                                                           ---------------
       CAPITAL MARKETS 2.2%
       The Goldman Sachs Group Inc. ..................................    United States         55,000           8,109,200
       Invesco Ltd. ..................................................    United States        225,000           4,009,500
                                                                                                           ---------------
                                                                                                                12,118,700
                                                                                                           ---------------
       CHEMICALS 4.0%
       Monsanto Co. ..................................................    United States        125,000           9,292,500
       Potash Corp. of Saskatchewan Inc. .............................       Canada             10,000             930,500
       Sigma-Aldrich Corp. ...........................................    United States        225,000          11,151,000
                                                                                                           ---------------
                                                                                                                21,374,000
                                                                                                           ---------------
       COMMERCIAL BANKS 0.0%(b)
       Industrial and Commercial Bank of China Ltd., H ...............        China            100,000              69,678
                                                                                                           ---------------
       COMMERCIAL SERVICES & SUPPLIES 1.0%
   (a) Stericycle Inc. ...............................................    United States        100,000           5,153,000
                                                                                                           ---------------
       COMMUNICATIONS EQUIPMENT 6.9%
   (a) Cisco Systems Inc. ............................................    United States        500,000           9,320,000
   (a) Juniper Networks Inc. .........................................    United States         10,000             236,000
       QUALCOMM Inc. .................................................    United States        310,000          14,012,000
   (a) Research In Motion Ltd. .......................................       Canada            120,000           8,526,000
       Tandberg ASA ..................................................       Norway            300,000           5,048,268
                                                                                                           ---------------
                                                                                                                37,142,268
                                                                                                           ---------------
       COMPUTERS & PERIPHERALS 8.0%
   (a) Apple Inc. ....................................................    United States        220,000          31,334,600
       Hewlett-Packard Co. ...........................................    United States        300,000          11,595,000
                                                                                                           ---------------
                                                                                                                42,929,600
                                                                                                           ---------------
       CONSUMER FINANCE 0.4%
       American Express Co. ..........................................    United States        100,000           2,324,000
                                                                                                           ---------------
       DIVERSIFIED FINANCIAL SERVICES 2.1%
       CME Group Inc. ................................................    United States         20,000           6,222,200
       Moody's Corp. .................................................    United States        200,000           5,270,000
                                                                                                           ---------------
                                                                                                                11,492,200
                                                                                                           ---------------


                     Quarterly Statements of Investments | 3

Franklin Custodian Funds

FRANKLIN DYNATECH FUND                                                       COUNTRY         SHARES             VALUE
----------------------                                                   --------------   ------------     ---------------
       COMMON STOCKS (CONTINUED)
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.0%
   (a) Dolby Laboratories Inc., A ....................................    United States        150,000     $     5,592,000
                                                                                                           ---------------
       ENERGY EQUIPMENT & SERVICES 5.5%
   (a) FMC Technologies Inc. .........................................    United States        300,000          11,274,000
   (a) National Oilwell Varco Inc. ...................................    United States        200,000           6,532,000
       Schlumberger Ltd. .............................................    United States        200,000          10,822,000
   (a) Weatherford International Ltd. ................................    United States         50,000             978,000
                                                                                                           ---------------
                                                                                                                29,606,000
                                                                                                           ---------------
       HEALTH CARE EQUIPMENT & SUPPLIES 4.2%
       Alcon Inc. ....................................................     Switzerland          50,000           5,806,000
       Baxter International Inc. .....................................    United States        100,000           5,296,000
   (a) Edwards Lifesciences Corp. ....................................    United States         10,000             680,300
   (a) Intuitive Surgical Inc. .......................................    United States          2,500             409,150
       Medtronic Inc. ................................................    United States        125,000           4,361,250
       Stryker Corp. .................................................    United States        150,000           5,961,000
                                                                                                           ---------------
                                                                                                                22,513,700
                                                                                                           ---------------
       HEALTH CARE PROVIDERS & SERVICES 2.4%
   (a) Express Scripts Inc. ..........................................    United States        150,000          10,312,500
   (a) VCA Antech Inc. ...............................................    United States        100,000           2,670,000
                                                                                                           ---------------
                                                                                                                12,982,500
                                                                                                           ---------------
       HEALTH CARE TECHNOLOGY 1.7%
   (a) Cerner Corp. ..................................................    United States        150,000           9,343,500
                                                                                                           ---------------
       INDUSTRIAL CONGLOMERATES 1.0%
       General Electric Co. ..........................................    United States        450,000           5,274,000
                                                                                                           ---------------
       INTERNET & CATALOG RETAIL 3.5%
   (a) Amazon.com Inc. ...............................................    United States        150,000          12,549,000
   (a) Priceline.com Inc. ............................................    United States         55,000           6,135,250
                                                                                                           ---------------
                                                                                                                18,684,250
                                                                                                           ---------------
       INTERNET SOFTWARE & SERVICES 8.2%
   (a) Baidu Inc., ADR ...............................................        China             25,000           7,527,250
   (a) Google Inc., A ................................................    United States         50,200          21,163,818
(a, c) LogMeIn Inc. ..................................................    United States         32,500             520,000
   (a) MercadoLibre Inc. .............................................      Argentina          100,000           2,688,000
   (a) Sohu.com Inc. .................................................        China            100,000           6,283,000
       Tencent Holdings Ltd. .........................................        China            500,000           5,835,559
                                                                                                           ---------------
                                                                                                                44,017,627
                                                                                                           ---------------
       IT SERVICES 5.0%
   (a) Affiliated Computer Services Inc., A ..........................    United States        100,000           4,442,000
       MasterCard Inc., A ............................................    United States         42,000           7,027,020
       Visa Inc., A ..................................................    United States        250,000          15,565,000
                                                                                                           ---------------
                                                                                                                27,034,020
                                                                                                           ---------------


                     4 | Quarterly Statements of Investments

Franklin Custodian Funds

FRANKLIN DYNATECH FUND                                                       COUNTRY         SHARES             VALUE
----------------------                                                   --------------   ------------     ---------------
       COMMON STOCKS (CONTINUED)
       LIFE SCIENCES TOOLS & SERVICES 3.1%
   (a) Illumina Inc. .................................................    United States        100,000     $     3,894,000
   (a) Thermo Fisher Scientific Inc. .................................    United States        125,000           5,096,250
   (a) Waters Corp. ..................................................    United States        150,000           7,720,500
                                                                                                           ---------------
                                                                                                                16,710,750
                                                                                                           ---------------
       MACHINERY 1.3%
       Flowserve Corp. ...............................................    United States        100,000           6,981,000
                                                                                                           ---------------
       OIL, GAS & CONSUMABLE FUELS 0.2%
       Petroleo Brasileiro SA, ADR ...................................       Brazil             25,000           1,024,500
                                                                                                           ---------------
       PHARMACEUTICALS 6.0%
       Allergan Inc. .................................................    United States         50,000           2,379,000
       Johnson & Johnson .............................................    United States        100,000           5,680,000
       Roche Holding AG ..............................................     Switzerland          50,000           6,794,553
       Teva Pharmaceutical Industries Ltd., ADR ......................       Israel            350,000          17,269,000
                                                                                                           ---------------
                                                                                                                32,122,553
                                                                                                           ---------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8.4%
   (a) Cree Inc. .....................................................    United States         40,000           1,175,600
   (a) Hittite Microwave Corp. .......................................    United States        100,000           3,475,000
       Intel Corp. ...................................................    United States      1,125,000          18,618,750
   (a) Lam Research Corp. ............................................    United States        200,000           5,200,000
       Microchip Technology Inc. .....................................    United States        175,000           3,946,250
   (a) Netlogic Microsystems Inc. ....................................    United States        100,000           3,646,000
   (a) NVIDIA Corp. ..................................................    United States        100,000           1,129,000
       Power Integrations Inc. .......................................    United States        100,000           2,379,000
   (a) Silicon Laboratories Inc. .....................................    United States        150,000           5,691,000
                                                                                                           ---------------
                                                                                                                45,260,600
                                                                                                           ---------------
       SOFTWARE 8.2%
   (a) Activision Blizzard Inc. ......................................    United States        500,000           6,315,000
   (a) Adobe Systems Inc. ............................................    United States        380,000          10,754,000
   (a) ANSYS Inc. ....................................................    United States        150,000           4,674,000
   (a) Autodesk Inc. .................................................    United States        175,000           3,321,500
   (a) Concur Technologies Inc. ......................................    United States        100,000           3,108,000
       Microsoft Corp. ...............................................    United States        250,000           5,942,500
       Oracle Corp. ..................................................    United States        300,000           6,426,000
   (a) Salesforce.com Inc. ...........................................    United States        100,000           3,817,000
                                                                                                           ---------------
                                                                                                                44,358,000
                                                                                                           ---------------
       WIRELESS TELECOMMUNICATION SERVICES 3.2%
       America Movil SAB de CV, L, ADR ...............................       Mexico             47,600           1,843,072
   (a) American Tower Corp., A .......................................    United States        300,000           9,459,000
       China Mobile (Hong Kong) Ltd., ADR ............................        China             12,600             631,008
       Rogers Communications Inc., B .................................        Canada            76,200           1,959,138
   (a) SBA Communications Corp. ......................................    United States        130,400           3,200,016
                                                                                                           ---------------
                                                                                                                17,092,234
                                                                                                           ---------------
       TOTAL COMMON STOCKS (COST $355,667,794) .......................                                         529,251,256
                                                                                                           ---------------


                    Quarterly Statements of Investments | 5

Franklin Custodian Funds

FRANKLIN DYNATECH FUND                                                       COUNTRY         SHARES             VALUE
----------------------                                                   --------------   ------------     ---------------
       SHORT TERM INVESTMENTS (COST $12,119,138) 2.2%
       MONEY MARKET FUNDS 2.2%
   (d) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States     12,119,138     $    12,119,138
                                                                                                           ---------------
       TOTAL INVESTMENTS (COST $ 367,786,932) 100.4% .................                                         541,370,394
       OTHER ASSETS, LESS LIABILITIES (0.4)% .........................                                          (2,206,443)
                                                                                                           ---------------
       NET ASSETS 100.0% .............................................                                     $   539,163,951
                                                                                                           ===============

See Abbreviations on page 35.

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c)  Security purchased on a delayed delivery basis.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                     6 | Quarterly Statements of Investments

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

FRANKLIN GROWTH FUND                                                               SHARES           VALUE
--------------------                                                            ------------   ---------------
    COMMON STOCKS 98.4%
    AUTOMOBILES & COMPONENTS 2.0%
(a) Ford Motor Co. ..........................................................      1,100,000   $     6,677,000
    Harley-Davidson Inc. ....................................................        838,096        13,585,536
    Johnson Controls Inc. ...................................................      1,400,000        30,408,000
    Toyota Motor Corp., ADR (Japan) .........................................         30,000         2,265,900
                                                                                               ---------------
                                                                                                    52,936,436
                                                                                               ---------------
    BANKS 0.5%
    Wells Fargo & Co. .......................................................        505,600        12,265,856
                                                                                               ---------------
    CAPITAL GOODS 21.3%
    3M Co. ..................................................................        855,000        51,385,500
    ABB Ltd., ADR (Switzerland) .............................................        850,000        13,413,000
    The Boeing Co. ..........................................................      1,045,000        44,412,500
    Caterpillar Inc. ........................................................        200,000         6,608,000
    Danaher Corp. ...........................................................        275,000        16,978,500
    Deere & Co. .............................................................        100,000         3,995,000
    Emerson Electric Co. ....................................................      1,000,000        32,400,000
    General Dynamics Corp. ..................................................      1,000,000        55,390,000
    General Electric Co. ....................................................        620,000         7,266,400
    Illinois Tool Works Inc. ................................................      1,000,000        37,340,000
    Ingersoll-Rand Co. Ltd., A ..............................................      1,002,000        20,941,800
    Lockheed Martin Corp. ...................................................        500,000        40,325,000
    Northrop Grumman Corp. ..................................................      1,000,000        45,680,000
    Pall Corp. ..............................................................        500,000        13,280,000
    Precision Castparts Corp. ...............................................        240,000        17,527,200
    Raytheon Co. ............................................................        600,000        26,658,000
    Rockwell Collins Inc. ...................................................        350,000        14,605,500
(a) SunPower Corp., A .......................................................          2,000            53,280
(a) SunPower Corp., B .......................................................         48,000         1,149,600
    Textron Inc. ............................................................      1,050,000        10,143,000
(a) Thomas & Betts Corp. ....................................................        500,000        14,430,000
    United Technologies Corp. ...............................................        850,000        44,166,000
    W.W. Grainger Inc. ......................................................        550,000        45,034,000
                                                                                               ---------------
                                                                                                   563,182,280
                                                                                               ---------------
    COMMERCIAL & PROFESSIONAL SERVICES 1.6%
    Avery Dennison Corp. ....................................................        462,000        11,864,160
    Dun & Bradstreet Corp. ..................................................        122,000         9,907,620
    Equifax Inc. ............................................................        400,000        10,440,000
    Robert Half International Inc. ..........................................        150,000         3,543,000
(a) Stericycle Inc. .........................................................        100,000         5,153,000
                                                                                               ---------------
                                                                                                    40,907,780
                                                                                               ---------------
    CONSUMER DURABLES & APPAREL 1.0%
    VF Corp. ................................................................        500,000        27,675,000
                                                                                               ---------------


                     Quarterly Statements of Investments | 7

Franklin Custodian Funds

FRANKLIN GROWTH FUND                                                               SHARES           VALUE
--------------------                                                            ------------   ---------------
    COMMON STOCKS (CONTINUED)
    CONSUMER SERVICES 1.3%
    Carnival Corp. ..........................................................      1,065,000   $    27,445,050
(a) Interval Leisure Group Inc. .............................................         60,020           559,386
    Starwood Hotels & Resorts Worldwide Inc. ................................        250,000         5,550,000
                                                                                               ---------------
                                                                                                    33,554,436
                                                                                               ---------------
    DIVERSIFIED FINANCIALS 1.3%
    American Express Co. ....................................................        242,300         5,631,052
    BlackRock Inc. ..........................................................        100,000        17,542,000
    JPMorgan Chase & Co. ....................................................        334,300        11,402,973
                                                                                               ---------------
                                                                                                    34,576,025
                                                                                               ---------------
    ENERGY 4.7%
    BP PLC, ADR (United Kingdom) ............................................        350,200        16,697,536
    ConocoPhillips ..........................................................         35,000         1,472,100
    Devon Energy Corp. ......................................................        290,000        15,805,000
    Exxon Mobil Corp. .......................................................         70,000         4,893,700
(a) FMC Technologies Inc. ...................................................        337,400        12,679,492
    Halliburton Co. .........................................................        600,000        12,420,000
(a) National Oilwell Varco Inc. .............................................        175,000         5,715,500
    Occidental Petroleum Corp. ..............................................        200,000        13,162,000
    Peabody Energy Corp. ....................................................        350,000        10,556,000
    Royal Dutch Shell PLC, A, ADR (Netherlands) .............................        280,000        14,053,200
    Schlumberger Ltd. .......................................................        309,100        16,725,401
(a) Transocean Ltd. .........................................................         15,222         1,130,842
                                                                                               ---------------
                                                                                                   125,310,771
                                                                                               ---------------
    FOOD & STAPLES RETAILING 0.6%
    CVS Caremark Corp. ......................................................        503,200        16,036,984
                                                                                               ---------------
    FOOD, BEVERAGE & TOBACCO 1.5%
    Bunge Ltd. ..............................................................        211,500        12,742,875
(a) Hansen Natural Corp. ....................................................        300,000         9,246,000
    PepsiCo Inc. ............................................................        300,000        16,488,000
                                                                                               ---------------
                                                                                                    38,476,875
                                                                                               ---------------
    HEALTH CARE EQUIPMENT & SERVICES 4.8%
    Baxter International Inc. ...............................................        400,000        21,184,000
    Cardinal Health Inc. ....................................................        300,000         9,165,000
    Covidien PLC ............................................................        350,000        13,104,000
(a) Edwards Lifesciences Corp. ..............................................         50,000         3,401,500
    IMS Health Inc. .........................................................        500,000         6,350,000
(a) Intuitive Surgical Inc. .................................................         34,000         5,564,440
(a) Medco Health Solutions Inc. .............................................         96,480         4,400,453
    Medtronic Inc. ..........................................................         60,000         2,093,400
    Quest Diagnostics Inc. ..................................................        500,000        28,215,000
    Teleflex Inc. ...........................................................        500,000        22,415,000
(a) Varian Medical Systems Inc. .............................................        250,000         8,785,000
(a) Zimmer Holdings Inc. ....................................................         64,000         2,726,400
                                                                                               ---------------
                                                                                                   127,404,193
                                                                                               ---------------


                     8 | Quarterly Statements of Investments

Franklin Custodian Funds

FRANKLIN GROWTH FUND                                                               SHARES           VALUE
--------------------                                                            ------------   ---------------
    COMMON STOCKS (CONTINUED)
    HOUSEHOLD & PERSONAL PRODUCTS 0.7%
    The Procter & Gamble Co. ................................................        335,000   $    17,118,500
                                                                                               ---------------
    INSURANCE 1.0%
    AFLAC Inc. ..............................................................        333,300        10,362,297
(a) Berkshire Hathaway Inc., A ..............................................            184        16,560,000
                                                                                               ---------------
                                                                                                    26,922,297
                                                                                               ---------------
    MATERIALS 3.0%
    Air Products and Chemicals Inc. .........................................        500,000        32,295,000
    Ecolab Inc. .............................................................        353,700        13,790,763
    Goldcorp Inc. (Canada) ..................................................        275,000         9,556,250
    Martin Marietta Materials Inc. ..........................................         60,000         4,732,800
    Sigma-Aldrich Corp. .....................................................        400,000        19,824,000
                                                                                               ---------------
                                                                                                    80,198,813
                                                                                               ---------------
    MEDIA 1.5%
    The Walt Disney Co. .....................................................      1,687,290        39,364,476
                                                                                               ---------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16.9%
    Abbott Laboratories .....................................................        400,000        18,816,000
    Allergan Inc. ...........................................................        997,300        47,451,534
(a) Amgen Inc. ..............................................................        932,000        49,340,080
(a) Biogen Idec Inc. ........................................................        400,000        18,060,000
(a) Celgene Corp. ...........................................................        324,400        15,519,296
(a) Covance Inc. ............................................................        200,000         9,840,000
(a) Dionex Corp. ............................................................        250,000        15,257,500
    Eli Lilly and Co. .......................................................        400,000        13,856,000
(a) Gilead Sciences Inc. ....................................................        250,000        11,710,000
    Johnson & Johnson .......................................................      1,261,010        71,625,368
    Merck & Co. Inc. ........................................................        500,000        13,980,000
(a) Mettler-Toledo International Inc. .......................................         50,000         3,857,500
(a) Millipore Corp. .........................................................        400,000        28,084,000
    Pfizer Inc. .............................................................      2,170,000        32,550,000
    Roche Holding AG, ADR (Switzerland) .....................................        530,000        18,078,300
    Schering-Plough Corp. ...................................................        500,000        12,560,000
    Teva Pharmaceutical Industries Ltd., ADR (Israel) .......................        275,000        13,568,500
(a) Waters Corp. ............................................................        500,000        25,735,000
    Wyeth ...................................................................        600,000        27,234,000
                                                                                               ---------------
                                                                                                   447,123,078
                                                                                               ---------------
    RETAILING 0.9%
    Best Buy Co. Inc. .......................................................        220,900         7,397,941
(a) Expedia Inc. ............................................................        300,100         4,534,511
(a) HSN Inc. ................................................................         60,020           634,412
    Lowe's Cos. Inc. ........................................................        550,000        10,675,500
(a) Ticketmaster Entertainment Inc. .........................................         60,020           385,328
                                                                                               ---------------
                                                                                                    23,627,692
                                                                                               ---------------


                     Quarterly Statements of Investments | 9

Franklin Custodian Funds

FRANKLIN GROWTH FUND                                                               SHARES           VALUE
--------------------                                                            ------------   ---------------
    COMMON STOCKS (CONTINUED)
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
    Intel Corp. .............................................................        750,000   $    12,412,500
    Texas Instruments Inc. ..................................................        250,000         5,325,000
                                                                                               ---------------
                                                                                                    17,737,500
                                                                                               ---------------
    SOFTWARE & SERVICES 8.7%
(a) Activision Blizzard Inc. ................................................        900,000        11,367,000
(a) Adobe Systems Inc. ......................................................        527,900        14,939,570
(a) Autodesk Inc. ...........................................................        800,000        15,184,000
    Automatic Data Processing Inc. ..........................................        700,000        24,808,000
(a) Computer Sciences Corp. .................................................      1,000,000        44,300,000
(a) Google Inc., A ..........................................................         76,300        32,167,317
(a) IAC/InterActiveCorp .....................................................        150,050         2,408,302
    MasterCard Inc., A ......................................................         80,000        13,384,800
    Microsoft Corp. .........................................................        325,000         7,725,250
    Oracle Corp. ............................................................        500,000        10,710,000
    Paychex Inc. ............................................................        425,000        10,710,000
    Visa Inc., A ............................................................        291,900        18,173,694
(a) Yahoo! Inc. .............................................................      1,600,000        25,056,000
                                                                                               ---------------
                                                                                                   230,933,933
                                                                                               ---------------
    TECHNOLOGY HARDWARE & EQUIPMENT 14.2%
(a) Agilent Technologies Inc. ...............................................      1,250,000        25,387,500
(a) Apple Inc. ..............................................................        875,000       124,626,250
(a) Cisco Systems Inc. ......................................................      2,695,000        50,234,800
(a) EMC Corp. ...............................................................      1,000,000        13,100,000
(a) FLIR Systems Inc. .......................................................        350,000         7,896,000
    Hewlett-Packard Co. .....................................................      1,156,250        44,689,062
    International Business Machines Corp. ...................................        580,000        60,563,600
(a) Logitech International SA (Switzerland) .................................        150,000         2,100,000
    Molex Inc. ..............................................................         71,483         1,111,561
    Molex Inc., A ...........................................................        133,100         1,913,978
    QUALCOMM Inc. ...........................................................        710,000        32,092,000
(a) Research In Motion Ltd. (Canada) ........................................        150,000        10,657,500
                                                                                               ---------------
                                                                                                   374,372,251
                                                                                               ---------------
    TELECOMMUNICATION SERVICES 1.6%
    America Movil SAB de CV, L, ADR (Mexico) ................................        259,300        10,040,096
(a) American Tower Corp., A .................................................        715,000        22,543,950
    Rogers Communications Inc., B (Canada) ..................................        350,000         8,998,667
                                                                                               ---------------
                                                                                                    41,582,713
                                                                                               ---------------
    TRANSPORTATION 7.2%
    Air France-KLM, ADR (France) ............................................        550,000         6,985,000
(a) Alaska Air Group Inc. ...................................................        500,000         9,130,000
(a) AMR Corp. ...............................................................      2,000,000         8,040,000
    Arkansas Best Corp. .....................................................        500,000        13,175,000
(a) British Airways PLC, ADR (United Kingdom) ...............................        500,000        10,300,000
    C.H. Robinson Worldwide Inc. ............................................        267,300        13,939,695


                    10 | Quarterly Statements of Investments

Franklin Custodian Funds

FRANKLIN GROWTH FUND                                                               SHARES           VALUE
--------------------                                                            ------------   ---------------
    COMMON STOCKS (CONTINUED)
    TRANSPORTATION (CONTINUED)
    Canadian National Railway Co. (Canada) ..................................        500,000   $    21,480,000
    Canadian Pacific Railway Ltd. (Canada) ..................................        500,000        19,900,000
(a) Continental Airlines Inc., B ............................................      1,000,000         8,860,000
    Expeditors International of Washington Inc. .............................        404,200        13,476,028
    Forward Air Corp. .......................................................        495,333        10,560,500
    Heartland Express Inc. ..................................................        500,000         7,360,000
(a) Ryanair Holdings PLC, ADR (Ireland) .....................................        239,200         6,790,888
    Southwest Airlines Co. ..................................................         65,200           438,796
    Union Pacific Corp. .....................................................        600,000        31,236,000
    Werner Enterprises Inc. .................................................        462,000         8,371,440
(a) YRC Worldwide Inc. ......................................................        700,000         1,211,000
                                                                                               ---------------
                                                                                                   191,254,347
                                                                                               ---------------
    UTILITIES 1.4%
    American Water Works Co. Inc. ...........................................        700,000        13,377,000
    FPL Group Inc. ..........................................................        200,000        11,372,000
    International Power PLC (United Kingdom) ................................      2,953,000        11,563,751
                                                                                               ---------------
                                                                                                    36,312,751
                                                                                               ---------------
    TOTAL COMMON STOCKS (COST $1,767,898,087) ...............................                    2,598,874,987
                                                                                               ---------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                ------------
    CONVERTIBLE BONDS (COST $4,126,956) 0.2%
    CAPITAL GOODS 0.2%
    SunPower Corp., cvt., senior bond, 1.25%, 2/15/27 .......................   $  5,825,000         4,492,531
                                                                                               ---------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,772,025,043) ...                    2,603,367,518
                                                                                               ---------------

                                                                                   SHARES
                                                                                ------------
    SHORT TERM INVESTMENTS (COST $39,458,130) 1.5%
    MONEY MARKET FUNDS 1.5%
(b) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .............    39,458,130         39,458,130
                                                                                               ---------------
    TOTAL INVESTMENTS (COST $ 1,811,483,173) 100.1% .........................                    2,642,825,648
    OTHER ASSETS, LESS LIABILITIES (0.1)% ...................................                       (2,224,695)
                                                                                               ---------------
    NET ASSETS 100.0% .......................................................                  $ 2,640,600,953
                                                                                               ===============

See Abbreviations on page 35.

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

FRANKLIN INCOME FUND                                                         COUNTRY         SHARES             VALUE
--------------------                                                     --------------   ------------     ---------------
       COMMON STOCKS 23.4%
       CONSUMER DISCRETIONARY 0.0%(a)
       Comcast Corp., A ..............................................    United States        652,800     $     9,459,072
                                                                                                           ---------------
       CONSUMER STAPLES 0.4%
       Diageo PLC ....................................................   United Kingdom     10,000,000         143,392,258
                                                                                                           ---------------
       ENERGY 1.2%
   (b) Canadian Oil Sands Trust ......................................       Canada         25,847,400         617,652,733
       ConocoPhillips ................................................    United States      7,000,000         294,420,000
       Spectra Energy Corp. ..........................................    United States     12,500,000         211,500,000
                                                                                                           ---------------
                                                                                                             1,123,572,733
                                                                                                           ---------------
       FINANCIALS 6.2%
       Bank of America Corp. .........................................    United States     50,000,000         660,000,000
       Barclays PLC ..................................................   United Kingdom     15,000,000          69,845,110
       Duke Realty Corp. .............................................    United States      5,000,000          43,850,000
       HSBC Holdings PLC .............................................   United Kingdom     35,000,000         289,375,942
   (b) iStar Financial Inc. ..........................................    United States      5,213,500          14,806,340
       JPMorgan Chase & Co. ..........................................    United States     10,000,000         341,100,000
       Wells Fargo & Co. .............................................    United States     22,549,500         547,050,870
                                                                                                           ---------------
                                                                                                             1,966,028,262
                                                                                                           ---------------
       HEALTH CARE 2.2%
       Johnson & Johnson .............................................    United States      5,000,000         284,000,000
       Merck & Co. Inc. ..............................................    United States     23,000,000         643,080,000
                                                                                                           ---------------
                                                                                                               927,080,000
                                                                                                           ---------------
       MATERIALS 0.5%
       AngloGold Ashanti Ltd., ADR ...................................    South Africa       2,884,064         105,643,264
       Newmont Mining Corp. ..........................................    United States      2,000,000          81,740,000
                                                                                                           ---------------
                                                                                                               187,383,264
                                                                                                           ---------------
       TELECOMMUNICATION SERVICES 0.7%
       AT&T Inc. .....................................................    United States     10,000,000         248,400,000
       Vodafone Group PLC ............................................   United Kingdom     30,000,000          57,850,508
                                                                                                           ---------------
                                                                                                               306,250,508
                                                                                                           ---------------
       UTILITIES 12.2%
       AGL Resources Inc. ............................................    United States      3,000,000          95,400,000
   (b) Ameren Corp. ..................................................    United States     11,600,000         288,724,000
       American Electric Power Co. Inc. ..............................    United States     10,000,000         288,900,000
       CenterPoint Energy Inc. .......................................    United States      4,900,000          54,292,000
       Consolidated Edison Inc. ......................................    United States      5,300,000         198,326,000
       Constellation Energy Group ....................................    United States        549,500          14,605,710
       Dominion Resources Inc. .......................................    United States     10,500,000         350,910,000
       DTE Energy Co. ................................................    United States      4,300,000         137,600,000
       Duke Energy Corp. .............................................    United States     33,500,000         488,765,000
       FirstEnergy Corp. .............................................    United States      3,000,000         116,250,000
       FPL Group Inc. ................................................    United States      6,000,000         341,160,000
       NiSource Inc. .................................................    United States      2,900,000          33,814,000
       PG&E Corp. ....................................................    United States     10,200,000         392,088,000


                    12 | Quarterly Statements of Investments

Franklin Custodian Funds

FRANKLIN INCOME FUND                                                         COUNTRY         SHARES             VALUE
--------------------                                                     --------------   ------------     ---------------
       COMMON STOCKS (CONTINUED)
       UTILITIES (CONTINUED)
       Pinnacle West Capital Corp. ...................................    United States      4,800,000     $   144,720,000
       Portland General Electric Co. .................................    United States      2,950,000          57,466,000
       Progress Energy Inc. ..........................................    United States      9,400,000         355,602,000
       Public Service Enterprise Group Inc. ..........................    United States     15,758,900         514,212,907
       Sempra Energy .................................................    United States      5,900,000         292,817,000
       The Southern Co. ..............................................    United States     13,500,000         420,660,000
       TECO Energy Inc. ..............................................    United States     10,000,000         119,300,000
       Xcel Energy Inc. ..............................................    United States     19,000,000         349,790,000
                                                                                                           ---------------
                                                                                                             5,055,402,617
                                                                                                           ---------------
       TOTAL COMMON STOCKS (COST $10,518,458,447) ....................                                       9,718,568,714
                                                                                                           ---------------
       CONVERTIBLE PREFERRED STOCKS 3.2%
       CONSUMER DISCRETIONARY 0.1%
       General Motors Corp., 6.25%, cvt. pfd., C .....................    United States     11,000,000          31,680,000
                                                                                                           ---------------
       ENERGY 0.3%
(c, d) SandRidge Energy Inc., 8.50%, cvt. pfd., 144A .................    United States      1,100,000         134,145,000
                                                                                                           ---------------
       FINANCIALS 2.7%
       Bank of America Corp., 7.25%, cvt. pfd., L ....................    United States        545,000         455,636,350
       Citigroup Inc., 6.50%, cvt. pfd. ..............................    United States      5,445,350         182,745,946
   (c) Fannie Mae, 5.375%, cvt. pfd. .................................    United States          4,700          15,275,000
   (c) Fannie Mae, 8.75%, cvt. pfd. ..................................    United States      3,239,000           2,966,276
       Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ................    United States      3,000,000          17,100,000
       Legg Mason Inc., 7.00%, cvt. pfd. .............................    United States      2,625,000          66,150,000
   (c) Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P ............    United States      1,000,650           1,250,812
   (c) Lehman Brothers Holdings Inc., 8.75%, cvt. pfd., Q ............    United States        550,000             302,500
       Wells Fargo & Co., 7.50%, cvt. pfd., A ........................    United States        463,516         363,846,155
                                                                                                           ---------------
                                                                                                             1,105,273,039
                                                                                                           ---------------
       UTILITIES 0.1%
       FPL Group Inc., 8.375%, cvt. pfd. .............................    United States        865,000          44,677,250
                                                                                                           ---------------
       TOTAL CONVERTIBLE PREFERRED STOCKS
          (COST $3,692,821,434) ......................................                                       1,315,775,289
                                                                                                           ---------------
       EQUITY-LINKED SECURITIES 2.2%
       CONSUMER DISCRETIONARY 0.1%
(c, d) Morgan Stanley into Comcast Corp., 10.00%, 144A ...............    United States      3,000,000          48,208,500
                                                                                                           ---------------
       ENERGY 0.6%
       Deutsche Bank AG into ConocoPhilips, 12.00% ...................    United States      2,200,000          95,011,400
   (d) The Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%,
          144A .......................................................    United States      3,825,000         146,653,330
                                                                                                           ---------------
                                                                                                               241,664,730
                                                                                                           ---------------
       INFORMATION TECHNOLOGY 0.9%
       Credit Suisse into Texas Instruments Corp, 3(A)2, 13.50% ......    United States      5,650,000         112,411,835
   (d) Morgan Stanley into Intel Corp., 12.00%, 144A .................    United States      6,350,000         105,791,000
(c, d) The Goldman Sachs Group Inc. into Intel Corp., 10.00%, 144A ...    United States      7,500,000         125,600,250
                                                                                                           ---------------
                                                                                                               343,803,085
                                                                                                           ---------------


                    Quarterly Statements of Investments | 13

Franklin Custodian Funds

FRANKLIN INCOME FUND                                                         COUNTRY         SHARES             VALUE
--------------------                                                     --------------   ------------     ---------------
       EQUITY-LINKED SECURITIES (CONTINUED)
       MATERIALS 0.6%
       Deutsche Bank AG into Newmont Mining Corp., 12.00% ............    United States      1,600,000     $    68,286,400
   (d) The Goldman Sachs Group Inc. into Barrick Gold Corp., 12.50%,
          144A .......................................................    United States      5,000,000         189,197,500
                                                                                                           ---------------
                                                                                                               257,483,900
                                                                                                           ---------------
       TOTAL EQUITY-LINKED SECURITIES (COST $895,878,925) ............                                         891,160,215
                                                                                                           ---------------
       PREFERRED STOCKS 0.4%
       FINANCIALS 0.4%
   (c) Fannie Mae, 6.75%, pfd. .......................................    United States      3,000,000           3,600,000
   (c) Fannie Mae, 7.625%, pfd., R ...................................    United States      2,399,400           2,639,340
   (c) Fannie Mae, 8.25%, pfd. .......................................    United States     11,784,000          15,790,560
   (c) Freddie Mac, 8.375%, pfd., Z ..................................    United States     16,608,000          20,261,760
   (d) Preferred Blocker Inc., 9.00%, pfd., 144A .....................    United States        267,636         115,116,935
                                                                                                           ---------------
       TOTAL PREFERRED STOCKS (COST $928,695,780) ....................                                         157,408,595
                                                                                                           ---------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT(e)
                                                                                          ------------
   (f) SENIOR FLOATING RATE INTERESTS 5.8%
       CONSUMER DISCRETIONARY 1.4%
       Clear Channel Communications Inc., Term Loan B, 3.958%,
          11/13/15 ...................................................    United States    635,000,000         383,646,045
   (g) Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 ..............    United States      9,440,122           7,835,302
   (h) Idearc Inc.,
          Term Loan A, 5.75%, 11/17/13 . .............................    United States     43,684,879          18,753,307
          Term Loan B, 4.25%, 11/17/14 . .............................    United States     24,146,182          10,425,983
       Jarden Corp., Term Loan B-3, 3.098%, 1/24/12 ..................    United States    101,458,400          98,224,414
   (i) R.H. Donnelley Inc., Term Loan D-2, 6.75%, 6/30/11 ............    United States     50,332,568          39,813,061
   (i) Univision Communications Inc., Initial Term Loan,
          4.50%, 9/29/14 .............................................    United States     20,000,000          15,007,140
                                                                                                           ---------------
                                                                                                               573,705,252
                                                                                                           ---------------
       HEALTH CARE 0.4%
       Bausch and Lomb Inc.,
          Delayed Draw Term Loan, 3.25% - 3.848%, 4/28/15 ............    United States      6,585,000           6,061,729
          Parent Term Loan, 3.848%, 4/28/15 ..........................    United States     34,593,200          31,844,286
       HCA Inc.,
          Term Loan A-1, 2.348%, 11/19/12 ............................    United States     69,354,207          63,155,674
          Term Loan B-1, 2.848%, 11/18/13 ............................    United States     64,044,726          57,960,477
                                                                                                           ---------------
                                                                                                               159,022,166
                                                                                                           ---------------
       INDUSTRIALS 0.8%
       Allison Transmission Inc., Term Loan B, 3.07% - 3.08%,
          8/07/14 ....................................................    United States    173,634,479         138,504,577
       Ceva Group PLC,
          Dollar Pre-Refunded L/C Commitment, 3.598%, 8/01/12 ........    United States     13,684,211           9,396,496
          EGL Term Loans, 3.31%, 8/01/12 .............................    United States    113,989,474          79,982,652
       U.S. Investigations Services Inc., Term Loan B, 3.359%,
          2/21/15 ....................................................    United States    108,070,176          95,371,930
                                                                                                           ---------------
                                                                                                               323,255,655
                                                                                                           ---------------


                    14 | Quarterly Statements of Investments

Franklin Custodian Funds

                                                                                            PRINCIPAL
FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(e)           VALUE
--------------------                                                     --------------   ------------     ---------------
   (f) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       INFORMATION TECHNOLOGY 1.9%
       First Data Corp.,
          Term Loan B-2, 3.06% - 3.065%, 9/24/14 .....................    United States    245,625,000     $   184,832,812
          Term Loan B-3, 3.06% - 3.065%, 9/24/14 .....................    United States    329,285,244         247,478,606
       Freescale Semiconductor Inc.,
          Incremental Term Loan, 12.50%, 12/15/14 ....................    United States    355,312,253         313,563,063
          Term Loan, 2.07%, 12/01/13 .................................    United States     77,632,199          57,176,115
                                                                                                           ---------------
                                                                                                               803,050,596
                                                                                                           ---------------
       MATERIALS 0.3%
       Newpage Corp., Term Loan B, 4.063%, 12/21/14 ..................    United States     39,886,277          34,645,659
       Novelis Corp., U.S Term Loan, 2.31% - 2.60%, 7/07/14 ..........    United States    133,881,512         117,536,856
                                                                                                           ---------------
                                                                                                               152,182,515
                                                                                                           ---------------
       UTILITIES 1.0%
       Texas Competitive Electric Holdings Co. LLC,
          Term Loan B-1, 3.81% - 3.821%, 10/10/14 ....................    United States    172,554,967         123,448,757
          Term Loan B-2, 3.81% - 3.821%, 10/10/14 ....................    United States    120,942,258          86,723,218
          Term Loan B-3, 3.81% - 3.821%, 10/10/14 ....................    United States    270,187,500         193,690,664
                                                                                                           ---------------
                                                                                                               403,862,639
                                                                                                           ---------------
       TOTAL SENIOR FLOATING RATE INTERESTS
          (COST $3,437,251,456) ......................................                                       2,415,078,823
                                                                                                           ===============
       CORPORATE BONDS 60.7%
       CONSUMER DISCRETIONARY 16.1%
       Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .....    United States    475,000,000         472,625,000
       CBS Corp., senior note,
          8.20%, 5/15/14 .............................................    United States     15,000,000          15,403,245
          8.875%, 5/15/19 ............................................    United States     97,000,000          94,689,363
(g, h) CCH I Holdings LLC, senior note,
          13.50%, 1/15/14 ............................................    United States    375,000,000           5,156,250
          9.92%, 4/01/14 .............................................    United States    117,380,000           1,320,525
          11.75%, 5/15/14 ............................................    United States    342,000,000           3,847,500
(g, h) CCH I LLC, senior secured note, 11.00%, 10/01/15 ..............    United States    767,000,000          95,875,000
(g, h) CCH II LLC, senior note, 10.25%, 9/15/10 ......................    United States    310,000,000         328,600,000
(g, h) CCO Holdings LLC, senior note, 8.75%, 11/15/13 ................    United States     80,000,000          76,400,000
   (d) Cinemark USA Inc., senior note, 144A, 8.625%, 6/15/19 .........    United States     25,000,000          24,812,500
   (d) CSC Holdings Inc., senior note, 144A, 8.50%, 4/15/14 ..........    United States     67,300,000          67,047,625
(g, h) Dex Media Inc.,
          senior disc. note, 9.00%, 11/15/13 .........................    United States    290,000,000          44,950,000
          senior note, B, 8.00%, 11/15/13 ............................    United States     95,600,000          14,818,000
(g, h) Dex Media West Finance,
          senior note, B, 8.50%, 8/15/10 .............................    United States    106,500,000          77,212,500
          senior sub. note, 9.875%, 8/15/13 ..........................    United States    114,100,000          17,685,500
       DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 ............    United States    260,000,000         254,150,000
       Dollar General Corp.,
          senior note, 10.625%, 7/15/15 ..............................    United States    470,000,000         509,950,000
   (j)    senior sub. note, PIK, 11.875%, 7/15/17 ....................    United States    200,000,000         217,000,000


                    Quarterly Statements of Investments | 15

Franklin Custodian Funds

                                                                                            PRINCIPAL
FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(e)           VALUE
--------------------                                                     --------------   ------------     ---------------
       CORPORATE BONDS (CONTINUED)
       CONSUMER DISCRETIONARY (CONTINUED)
       EchoStar DBS Corp., senior note,
          6.375%, 10/01/11 ...........................................    United States     65,000,000     $    63,212,500
          7.75%, 5/31/15 .............................................    United States    133,000,000         127,347,500
          7.125%, 2/01/16 ............................................    United States    265,000,000         248,437,500
       Ford Motor Credit Co. LLC,
          7.875%, 6/15/10 ............................................    United States    535,000,000         508,287,985
          7.375%, 2/01/11 ............................................    United States    405,000,000         366,774,885
          8.00%, 6/01/14 .............................................    United States    400,000,000         324,077,600
          senior note, 9.75%, 9/15/10 ................................    United States    213,000,000         204,087,015
          senior note, 9.875%, 8/10/11 ...............................    United States     75,000,000          69,420,150
          senior note, 7.25%, 10/25/11 ...............................    United States    185,000,000         160,105,475
   (f)    senior note, FRN, 6.57%, 6/15/11 ...........................    United States    190,000,000         166,250,000
   (f)    senior note, FRN, 3.889%, 1/13/12 ..........................    United States     80,000,000          62,400,000
          senior note, 12.00%, 5/15/15 ...............................    United States    120,000,000         114,000,000
   (h) General Motors Corp., senior deb., 8.375%, 7/15/33 ............    United States    510,000,000          67,575,000
   (d) Harrah's Operating Escrow, senior secured note, 144A, 11.25%,
          6/01/17 ....................................................    United States    100,000,000          95,000,000
       Host Hotels & Resorts LP, senior note,
          6.875%, 11/01/14 ...........................................    United States    110,000,000          99,550,000
   (d)    144A, 9.00%, 5/15/17 .......................................    United States    125,750,000         120,405,625
          K, 7.125%, 11/01/13 ........................................    United States     85,500,000          80,797,500
          M, 7.00%, 8/15/12 ..........................................    United States     15,500,000          15,035,000
          O, 6.375%, 3/15/15 .........................................    United States    230,000,000         200,100,000
          Q, 6.75%, 6/01/16 ..........................................    United States    193,200,000         168,567,000
       Jarden Corp., senior note, 8.00%, 5/01/16 .....................    United States     34,000,000          32,555,000
       KB Home, senior note,
          6.375%, 8/15/11 ............................................    United States     40,000,000          38,800,000
          5.75%, 2/01/14 .............................................    United States     75,000,000          66,000,000
          6.25%, 6/15/15 .............................................    United States     90,000,000          77,400,000
          7.25%, 6/15/18 .............................................    United States     70,500,000          60,982,500
   (d) Lamar Media Corp., senior note, 144A, 9.75%, 4/01/14 ..........    United States     30,000,000          31,162,500
   (d) Limited Brands Inc., senior note, 144A, 8.50%, 6/15/19 ........    United States     30,000,000          28,789,650
       MGM MIRAGE,
          senior note, 8.50%, 9/15/10 ................................    United States     50,000,000          45,625,000
          senior note, 6.75%, 4/01/13 ................................    United States     70,000,000          46,900,000
   (d)    senior secured note, 144A, 13.00%, 11/15/13 ................    United States    125,000,000         137,500,000
       Pinnacle Entertainment Inc., senior sub. note, 7.50%,
          6/15/15 ....................................................    United States     10,702,000           9,203,720
   (h) R.H. Donnelley Corp.,
          senior disc. note, A-1, 6.875%, 1/15/13 ....................    United States    142,000,000           7,987,500
          senior disc. note, A-2, 6.875%, 1/15/13 ....................    United States    209,450,000          11,781,562
          senior note, 6.875%, 1/15/13 ...............................    United States     55,000,000           3,093,750
          senior note, 8.875%, 10/15/17 ..............................    United States    501,500,000          28,209,375
          senior note, A-3, 8.875%, 1/15/16 ..........................    United States    213,100,000          11,986,875
       Starwood Hotels & Resorts Worldwide Inc., senior note, 7.875%,
          10/15/14 ...................................................    United States     60,000,000          56,459,460
   (d) Univision Communications Inc.,
   (j)    senior note, 144A, PIK, 10.50%, 3/15/15 ....................    United States    265,000,000         155,687,500
   (i)    senior secured note, 144A, 12.00%, 7/01/14 .................    United States     26,500,000          26,301,250


                     16 | Quarterly Statements of Investments

Franklin Custodian Funds

                                                                                            PRINCIPAL
FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(e)           VALUE
--------------------                                                     --------------   ------------     ---------------
       CORPORATE BONDS (CONTINUED)
       CONSUMER DISCRETIONARY (CONTINUED)
   (d) UPC Holding BV, senior note, 144A, 9.875%, 4/15/18 ............    Netherlands       12,200,000     $    11,824,240
       Visant Holding Corp., senior note, 8.75%, 12/01/13 ............    United States     50,000,000          49,375,000
   (d) Wendy's/Arby's Group Inc., senior note, 144A, 10.00%,
          7/15/16 ....................................................    United States     37,500,000          36,046,875
   (d) WMG Acquisition Corp., senior secured note, 144A, 9.50%,
          6/15/16 ....................................................    United States     42,700,000          42,700,000
       Wyndham Worldwide Corp., senior note, 9.875%, 5/01/14 .........    United States     75,000,000          74,849,100
                                                                                                           ---------------
                                                                                                             6,674,194,600
                                                                                                           ---------------
       CONSUMER STAPLES 1.4%
       Altria Group Inc., senior note,
          8.50%, 11/10/13 ............................................    United States    130,000,000         147,964,830
          9.70%, 11/10/18 ............................................    United States    175,000,000         200,946,025
   (d) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14 ..............    United States    144,500,000         137,275,000
       Supervalu Inc., senior note, 8.00%, 5/01/16 ...................    United States     77,800,000          75,855,000
   (d) Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14 ..........    United States     40,000,000          43,600,000
                                                                                                           ---------------
                                                                                                               605,640,855
                                                                                                           ---------------
       ENERGY 9.1%
       Berry Petroleum Co., senior note, 10.25%, 6/01/14 .............    United States     15,300,000          15,529,500
   (i) Bill Barrett Corp., senior note, 9.875%, 7/17/16 ..............    United States     13,550,000          12,895,806
       Callon Petroleum Co., senior note, 9.75%, 12/08/10 ............    United States    110,000,000          42,350,000
       Chesapeake Energy Corp., senior note,
          7.625%, 7/15/13 ............................................    United States     55,000,000          52,525,000
          9.50%, 2/15/15 .............................................    United States    220,000,000         222,750,000
          6.50%, 8/15/17 .............................................    United States    175,000,000         147,875,000
          6.25%, 1/15/18 .............................................    United States    150,000,000         125,250,000
          7.25%, 12/15/18 ............................................    United States    169,000,000         147,875,000
          6.875%, 11/15/20 ...........................................    United States    144,250,000         116,842,500
       El Paso Corp., senior note,
          12.00%, 12/12/13 ...........................................    United States    176,600,000         195,143,000
          7.25%, 4/01/18 .............................................    United States     50,000,000          46,414,250
          MTN, 7.75%, 1/15/32 ........................................    United States    250,000,000         204,602,500
       Encore Acquisition Co., senior sub. note, 9.50%, 5/01/16 ......    United States     20,000,000          19,800,000
       Forest Oil Corp., senior note,
          7.25%, 6/15/19 .............................................    United States     11,000,000           9,900,000
   (d)    144A, 8.50%, 2/15/14 .......................................    United States    100,000,000          98,750,000
   (d) Holly Corp., senior note, 144A, 9.875%, 6/15/17 ...............    United States     35,000,000          34,125,000
       Mariner Energy Inc.,
          senior note, 7.50%, 4/15/13 ................................    United States     45,000,000          41,175,000
          senior note, 8.00%, 5/15/17 ................................    United States     29,600,000          24,716,000
          senior sub. note, 11.75%, 6/30/16 ..........................    United States     25,800,000          25,767,750
       Newfield Exploration Co., senior sub. note,
          6.625%, 4/15/16 ............................................    United States    128,000,000         116,160,000
          7.125%, 5/15/18 ............................................    United States     12,600,000          11,513,250
       OPTI Canada Inc., senior note, 7.875%, 12/15/14 ...............    Canada            75,000,000          48,937,500
       Penn Virginia Corp., senior note, 10.375%, 6/15/16 ............    United States     20,000,000          20,450,000


                    Quarterly Statements of Investments | 17

Franklin Custodian Funds

                                                                                            PRINCIPAL
FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(e)           VALUE
--------------------                                                     --------------   ------------     ---------------
       CORPORATE BONDS (CONTINUED)
       ENERGY (CONTINUED)
       Petrohawk Energy Corp., senior note,
          9.125%, 7/15/13 ............................................    United States     85,000,000     $    85,000,000
          7.875%, 6/01/15 ............................................    United States    105,000,000          97,650,000
   (d)    144A, 10.50%, 8/01/14 ......................................    United States    129,050,000         132,598,875
   (d) Petroplus Finance Ltd., senior note, 144A,
          6.75%, 5/01/14 .............................................    Switzerland       75,300,000          65,511,000
          7.00%, 5/01/17 .............................................    Switzerland       22,500,000          18,787,500
       Pioneer Natural Resources Co.,
          6.65%, 3/15/17 .............................................    United States     25,000,000          22,006,325
          senior bond, 6.875%, 5/01/18 ...............................    United States    110,000,000          96,368,250
       Plains Exploration & Production Co., senior note,
          7.75%, 6/15/15 .............................................    United States     82,500,000          77,550,000
          10.00%, 3/01/16 ............................................    United States     80,000,000          82,600,000
       Pride International Inc., senior note, 8.50%, 6/15/19 .........    United States     85,000,000          84,362,500
       Quicksilver Resources Inc., senior note, 11.75%, 1/01/16 ......    United States     51,800,000          53,872,000
       Range Resources Corp., senior sub. note, 8.00%, 5/15/19 .......    United States     40,000,000          39,550,000
       Sabine Pass LNG LP, senior secured note,
          7.25%, 11/30/13 ............................................    United States    105,000,000          89,512,500
          7.50%, 11/30/16 ............................................    United States    308,000,000         250,250,000
   (d) SandRidge Energy Inc., senior note, 144A,
          9.875%, 5/15/16 ............................................    United States    106,300,000         103,111,000
          8.00%, 6/01/18 .............................................    United States     78,000,000          67,080,000
       Sesi LLC, senior note, 6.875%, 6/01/14 ........................    United States    110,000,000         100,375,000
       Tesoro Corp., senior note,
          6.50%, 6/01/17 .............................................    United States     16,000,000          13,760,000
          9.75%, 6/01/19 .............................................    United States     41,400,000          41,089,500
   (d) W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14 ..........    United States    153,000,000         118,575,000
       Weatherford International Ltd.,
          senior bond, 9.875%, 3/01/39 ...............................    United States     57,500,000          70,069,242
          senior note, 9.625%, 3/01/19 ...............................    United States     50,000,000          58,916,550
   (d) Western Refining Inc.,
   (f)    senior note, 144A, FRN, 10.75%, 6/15/14 ....................    United States     20,000,000          18,025,000
          senior secured note, 144A, 11.25%, 6/15/17 .................    United States     15,000,000          13,387,500
   (d) Woodside Finance Ltd.,
          144A, 8.75%, 3/01/19 .......................................    Australia         70,000,000          76,943,300
          senior note, 144A, 8.125%, 3/01/14 .........................    Australia        105,000,000         113,158,080
                                                                                                           ---------------
                                                                                                             3,771,456,178
                                                                                                           ---------------
       FINANCIALS 8.2%
       Aflac Inc., senior note, 8.50%, 5/15/19 .......................    United States     90,000,000          96,329,880
       American Express Co., senior note, 7.00%, 3/19/18 .............    United States     90,000,000          87,533,190
       American Express Credit Corp., senior note, C, 7.30%, 8/20/13 .    United States    150,000,000         156,437,128
   (k) Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual ..    United States    100,000,000          83,644,000
   (d) CB Richard Ellis Services Inc., senior sub. note, 144A,
          11.625%, 6/15/17 ...........................................    United States     35,000,000          34,912,500
       Duke Realty LP, senior note,
          6.25%, 5/15/13 .............................................    United States     24,000,000          21,609,960
          5.95%, 2/15/17 .............................................    United States     37,500,000          29,503,728
          6.50%, 1/15/18 .............................................    United States     35,500,000          28,289,682


                    18 | Quarterly Statements of Investments

Franklin Custodian Funds

                                                                                            PRINCIPAL
FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(e)           VALUE
--------------------                                                     --------------   ------------     ---------------
       CORPORATE BONDS (CONTINUED)
       FINANCIALS (CONTINUED)
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ....    United States     42,250,000     $    26,828,750
       General Electric Capital Corp., senior note, 5.625%, 5/01/18 ..    United States     20,000,000          18,947,840
   (d) GMAC LLC, senior note, 144A,
          7.75%, 1/19/10 .............................................    United States    115,000,000         111,262,500
          7.25%, 3/02/11 .............................................    United States    148,000,000         136,900,000
          6.875%, 9/15/11 ............................................    United States    310,000,000         274,350,000
          6.875%, 8/28/12 ............................................    United States    170,000,000         143,650,000
       The Goldman Sachs Group Inc., senior note, 7.50%, 2/15/19 .....    United States     80,000,000          85,809,520
       HCP Inc., senior note,
          5.65%, 12/15/13 ............................................    United States        500,000             455,834
          6.30%, 9/15/16 .............................................    United States     23,000,000          19,975,914
          6.00%, 1/30/17 .............................................    United States     30,325,000          25,744,500
          5.625%, 5/01/17 ............................................    United States     14,040,000          11,608,285
          6.70%, 1/30/18 .............................................    United States     55,000,000          48,094,540
          G, 5.625%, 2/28/13 .........................................    United States     25,615,000          23,617,235
   (b) iStar Financial Inc.,
          8.625%, 6/01/13 ............................................    United States    160,000,000          83,257,280
   (d)    senior secured note, 144A, 10.00%, 6/15/14 .................    United States     47,850,000          35,440,294
   (k) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual ...    United States    865,000,000         759,063,450
   (h) Lehman Brothers Holdings Inc., senior note,
          6.20%, 9/26/14 .............................................    United States    286,300,000          43,660,750
   (d)    144A, 7.50%, 12/03/08 ......................................    United States    400,000,000          35,429,500
          I, 7.50%, 1/21/09 ..........................................    United States    900,000,000          48,640,500
(d, f) Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%,
          6/15/88 ....................................................    United States    100,000,000          72,120,500
       Merrill Lynch & Co. Inc., 6.875%, 4/25/18 .....................    United States     48,000,000          44,497,824
       Morgan Stanley, 5.05%, 1/21/11 ................................    United States     88,000,000          89,769,944
       Morgan Stanley Dean Witter & Co.,
          6.60%, 4/01/12 .............................................    United States     25,000,000          26,488,825
          5.30%, 3/01/13 .............................................    United States    100,000,000         101,403,500
       Simon Property Group LP, senior note, 10.35%, 4/01/19 .........    United States    100,000,000         112,256,312
   (k) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ..............    United States     44,500,000          36,963,257
   (k) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ................    United States    449,600,000         435,355,323
                                                                                                           ---------------
                                                                                                             3,389,852,245
                                                                                                           ---------------
       HEALTH CARE 6.5%
   (d) Apria Healthcare Group Inc., senior secured note, 144A,
          11.25%, 11/01/14 ...........................................    United States     50,000,000          48,500,000
       Community Health Systems Inc., senior sub. note, 8.875%,
          7/15/15 ....................................................    United States    353,500,000         348,197,500
       DaVita Inc.,
          senior note, 6.625%, 3/15/13 ...............................    United States     49,100,000          46,522,250
          senior sub. note, 7.25%, 3/15/15 ...........................    United States     52,000,000          49,140,000
       HCA Inc.,
          6.75%, 7/15/13 .............................................    United States     54,210,000          47,975,850
          6.375%, 1/15/15 ............................................    United States    150,000,000         122,625,000
          senior note, 6.50%, 2/15/16 ................................    United States    155,000,000         125,937,500
          senior secured note, 9.25%, 11/15/16 .......................    United States    276,000,000         272,550,000
   (d)    senior secured note, 144A, 8.50%, 4/15/19 ..................    United States    160,000,000         157,600,000


                    Quarterly Statements of Investments | 19

Franklin Custodian Funds

                                                                                            PRINCIPAL
FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(e)           VALUE
--------------------                                                     --------------   ------------     ---------------
       CORPORATE BONDS (CONTINUED)
       HEALTH CARE (CONTINUED)
       Tenet Healthcare Corp.,
          senior note, 7.375%, 2/01/13 ...............................   United States     409,500,000     $   370,597,500
   (d)    senior note, 144A, 9.00%, 5/01/15 ..........................   United States     300,000,000         303,750,000
   (d)    senior note, 144A, 10.00%, 5/01/18 .........................   United States     300,000,000         316,500,000
   (f)    senior note, FRN, 9.25%, 2/01/15 ...........................   United States     350,000,000         322,000,000
   (d)    senior secured note, 144A, 8.875%, 7/01/19 .................   United States      30,000,000          30,225,000
(f, j) US Oncology Holdings Inc., senior note, PIK, FRN,
          6.904%, 3/15/12 ............................................   United States      84,068,000          71,247,630
   (d) US Oncology Inc., senior secured note, 144A, 9.125%,
          8/15/17 ....................................................   United States      43,150,000          43,042,125
       Vanguard Health Holding Co. I LLC, senior disc. note,
          zero cpn. to 10/01/09, 11.25% thereafter, 10/01/15 .........   United States      23,900,000          23,422,000
                                                                                                           ---------------
                                                                                                             2,699,832,355
                                                                                                           ---------------
       INDUSTRIALS 4.9%
       Allied Waste North America Inc.,
          senior note, B, 7.375%, 4/15/14 ............................   United States     175,000,000         178,677,975
          senior note, B, 7.125%, 5/15/16 ............................   United States      85,000,000          85,540,005
          senior secured note, 6.125%, 2/15/14 .......................   United States     211,500,000         213,827,346
          senior secured note, 6.875%, 6/01/17 .......................   United States      85,000,000          84,276,735
       Browning-Ferris Industries Inc., 7.40%, 9/15/35 ...............   United States     100,000,000          93,837,700
   (d) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ............   United Kingdom    100,000,000          68,500,000
       Hertz Corp.,
          senior note, 8.875%, 1/01/14 ...............................   United States     353,000,000         326,525,000
          senior sub. note, 10.50%, 1/01/16 ..........................   United States     130,000,000         116,350,000
       Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%,
          4/15/14 ....................................................   United States      53,100,000          58,227,708
       JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
          5/15/13 ....................................................   United States     168,400,000         142,298,000
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ....   United States     128,000,000         127,680,000
       Nortek Inc., senior note, 10.00%, 12/01/13 ....................   United States      40,000,000          32,300,000
       RBS Global & Rexnord Corp.,
   (d)    144A, 9.50%, 8/01/14 .......................................   United States      98,206,000          84,457,160
          senior note, 9.50%, 8/01/14 ................................   United States     173,274,000         149,015,640
          senior sub. note, 11.75%, 8/01/16 ..........................   United States      97,000,000          72,022,500
   (d) RSC Equipment Rental Inc., senior secured note, 144A,
          10.00%, 7/15/17 ............................................   United States      30,000,000          30,150,000
       Terex Corp., senior sub. note, 8.00%, 11/15/17 ................   United States     185,000,000         143,143,750
   (d) U.S. Investigations Services Inc., senior note, 144A,
          10.50%, 11/01/15 ...........................................   United States      20,600,000          16,892,000
                                                                                                           ---------------
                                                                                                             2,023,721,519
                                                                                                           ---------------
       INFORMATION TECHNOLOGY 2.3%
       Ceridian Corp., senior note, 11.50%, 11/15/15 .................   United States      80,000,000          67,300,000
       First Data Corp., senior note, 9.875%, 9/24/15 ................   United States     270,000,000         193,050,000
       Flextronics International Ltd., senior sub. note, 6.25%,
          11/15/14 ...................................................     Singapore        75,000,000          70,500,000


                    20 | Quarterly Statements of Investments

Franklin Custodian Funds

                                                                                            PRINCIPAL
FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(e)           VALUE
--------------------                                                     --------------   ------------     ---------------
       CORPORATE BONDS (CONTINUED)
       INFORMATION TECHNOLOGY (CONTINUED)
       Freescale Semiconductor Inc., senior note,
          8.875%, 12/15/14 ...........................................   United States     126,685,000     $    64,609,350
          10.125%, 12/15/16 ..........................................   United States     164,964,000          56,912,580
       Lucent Technologies Inc., 6.45%, 3/15/29 ......................   United States     180,000,000         103,050,000
   (h) Nortel Networks Ltd., senior note, 10.75%, 7/15/16 ............      Canada          77,100,000          26,985,000
       Sanmina-SCI Corp., senior sub. note,
          6.75%, 3/01/13 .............................................   United States     150,000,000         117,000,000
          8.125%, 3/01/16 ............................................   United States     100,000,000          73,375,000
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13 ...............................   United States      35,000,000          33,250,000
   (d)    senior note, 144A, 10.625%, 5/15/15 ........................   United States      55,000,000          54,175,000
          senior sub. note, 10.25%, 8/15/15 ..........................   United States      85,000,000          78,943,750
                                                                                                           ---------------
                                                                                                               939,150,680
                                                                                                           ---------------
       MATERIALS 4.1%
   (d) Anglo American Capital PLC,
          144A, 9.375%, 4/08/19 ......................................   United Kingdom     91,900,000          99,412,917
          senior note, 144A, 9.375%, 4/08/14 .........................   United Kingdom    126,000,000         136,999,170
       ArcelorMittal, senior note, 9.85%, 6/01/19 ....................     Luxembourg       75,000,000          81,060,225
   (d) Ashland Inc., senior note, 144A, 9.125%, 6/01/17 ..............   United States      35,000,000          36,487,500
       Freeport-McMoRan Copper & Gold Inc.,
          senior note, 8.25%, 4/01/15 ................................   United States      82,400,000          83,317,936
          senior note, 8.375%, 4/01/17 ...............................   United States     110,000,000         110,980,980
          senior secured note, 6.875%, 2/01/14 .......................   United States      70,000,000          71,819,720
   (d) Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
          2/15/16 ....................................................   United Kingdom    175,000,000 EUR      80,386,517
   (d) Nalco Co., senior note, 144A, 8.25%, 5/15/17 ..................   United States      34,650,000          34,996,500
       Nalco Finance Holdings, senior note, 9.00%, 2/01/14 ...........   United States     380,000,000         374,300,000
       NewPage Corp., senior secured note, 10.00%, 5/01/12 ...........   United States      60,000,000          29,100,000
   (d) Owens-Brockway Glass Container Inc., senior note, 144A,
          7.375%, 5/15/16 ............................................   United States      51,850,000          50,553,750
       Rio Tinto Finance USA Ltd., senior note,
          8.95%, 5/01/14 .............................................     Australia       105,000,000         116,832,870
          9.00%, 5/01/19 .............................................     Australia       100,000,000         111,320,600
   (d) Sealed Air Corp., senior note, 144A, 7.875%, 6/15/17 ..........   United States      25,000,000          24,813,000
   (d) Teck Resources Ltd., senior secured note, 144A,
          9.75%, 5/15/14 .............................................       Canada         81,900,000          84,848,073
          10.25%, 5/15/16 ............................................       Canada         81,300,000          85,266,383
          10.75%, 5/15/19 ............................................       Canada         76,675,000          82,552,599
                                                                                                           ---------------
                                                                                                             1,695,048,740
                                                                                                           ---------------
       TELECOMMUNICATION SERVICES 0.7%
   (d) CC Holdings GS V LLC, senior secured note, 144A, 7.75%,
          5/01/17 ....................................................   United States      72,250,000          70,805,000
       Crown Castle International Corp., senior note, 9.00%,
          1/15/15 ....................................................   United States      60,000,000          61,350,000
   (d) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ........      Jamaica         70,000,000          58,450,000
   (d) Qwest Corp., senior note, 144A, 8.375%, 5/01/16 ...............   United States      92,750,000          89,967,500
                                                                                                           ---------------
                                                                                                               280,572,500
                                                                                                           ---------------


                    Quarterly Statements of Investments | 21

Franklin Custodian Funds

                                                                                            PRINCIPAL
FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(e)           VALUE
--------------------                                                     --------------   ------------     ---------------
       CORPORATE BONDS (CONTINUED)
       UTILITIES 7.4%
       The AES Corp., senior note, 8.00%, 10/15/17 ...................    United States     41,000,000     $    38,335,000
   (b) Ameren Corp., senior note, 8.875%, 5/15/14 ....................    United States     68,200,000          70,482,790
       Aquila Inc., senior note, 11.875%, 7/01/12 ....................    United States     79,500,000          87,903,468
       Arizona Public Service Co., senior note, 8.75%, 3/01/19 .......    United States     80,000,000          87,355,360
   (d) Calpine Construction Finance, senior secured note, 144A, 8.00%,
          6/01/16 ....................................................    United States    100,000,000          96,250,000
       CMS Energy Corp., senior note,
          7.75%, 8/01/10 .............................................    United States     11,860,000          12,413,103
          8.75%, 6/15/19 .............................................    United States     71,850,000          73,041,992
       Dynegy Holdings Inc., senior note,
          6.875%, 4/01/11 ............................................    United States    353,020,000         341,546,850
          8.75%, 2/15/12 .............................................    United States    341,905,000         333,357,375
          7.50%, 6/01/15 .............................................    United States    120,000,000         100,650,000
          8.375%, 5/01/16 ............................................    United States    236,830,000         201,897,575
          7.75%, 6/01/19 .............................................    United States    100,000,000          78,375,000
       Energy Future Holdings Corp., senior note,
          10.875%, 11/01/17 ..........................................    United States    187,500,000         137,812,500
          P, 5.55%, 11/15/14 .........................................    United States    353,000,000         224,730,743
   (j)    PIK, 12.00%, 11/01/17 ......................................    United States    258,322,000         158,868,030
       Illinois Power Co., senior secured note, 9.75%, 11/15/18 ......    United States     65,000,000          74,944,415
   (d) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ........     Netherlands      80,000,000          76,200,000
       Public Service Co. of New Mexico, senior note, 7.95%,
          5/15/18 ....................................................    United States     55,000,000          53,472,595
       Reliant Energy Inc., senior note,
          7.625%, 6/15/14 ............................................    United States    150,000,000         138,000,000
          7.875%, 6/15/17 ............................................    United States    153,100,000         137,790,000
       Sempra Energy, senior note, 8.90%, 11/15/13 ...................    United States     48,000,000          53,701,392
       Texas Competitive Electric Holdings Co. LLC, senior note,
          A, 10.25%, 11/01/15 ........................................    United States    429,000,000         269,197,500
          B, 10.25%, 11/01/15 ........................................    United States    227,900,000         143,007,250
   (j)    PIK, 10.50%, 11/01/16 ......................................    United States    158,437,500          73,673,437
                                                                                                           ---------------
                                                                                                             3,063,006,375
                                                                                                           ---------------
       TOTAL CORPORATE BONDS (COST $29,494,815,257) ..................                                      25,142,476,047
                                                                                                           ---------------
       CONVERTIBLE BONDS 2.3%
       CONSUMER DISCRETIONARY 0.5%
   (d) Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24 .....    United States    116,533,000         113,182,676
   (d) Host Hotels & Resorts LP, senior note, 144A, cvt., 2.625%,
          4/15/12 ....................................................    United States    116,941,000          99,838,379
                                                                                                           ---------------
                                                                                                               213,021,055
                                                                                                           ---------------
       FINANCIALS 1.2%
   (d) Duke Realty LP, cvt., senior note, 144A, 3.75%, 12/01/11 ......    United States    157,500,000         137,615,625
(b, f) iStar Financial Inc., cvt., senior note, FRN, 1.708%,
          10/01/12 ...................................................    United States    250,000,000          95,800,000


                    22 | Quarterly Statements of Investments

Franklin Custodian Funds

                                                                                            PRINCIPAL
FRANKLIN INCOME FUND                                                        COUNTRY         AMOUNT(e)           VALUE
--------------------                                                     --------------   ------------     ---------------
       CONVERTIBLE BONDS (CONTINUED)
       FINANCIALS (CONTINUED)
       Vornado Realty Trust, cvt., senior bond,
          3.625%, 11/15/26 ...........................................    United States     75,000,000     $    68,250,000
          2.85%, 4/01/27 .............................................    United States    222,500,000         194,687,500
                                                                                                           ---------------
                                                                                                               496,353,125
                                                                                                           ---------------
       INFORMATION TECHNOLOGY 0.5%
(d)    Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%,
          8/15/12 ....................................................    United States    325,000,000         201,500,000
                                                                                                           ---------------
       UTILITIES 0.1%
       CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29 ...........    United States     50,000,000          52,250,000
                                                                                                           ---------------
       TOTAL CONVERTIBLE BONDS (COST $ 1,137,021,780) ................                                         963,124,180
                                                                                                           ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $50,104,943,079) .....................................                                      40,603,591,863
                                                                                                           ---------------

                                                                                             SHARES
                                                                                          ------------
       SHORT TERM INVESTMENTS 0.7%
       MONEY MARKET FUNDS (COST $266,458,229) 0.6%
(l)    Bank of New York Institutional Cash Reserve Fund, 0.12% .......    United States        451,668             447,151
(m)    Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States    266,006,561         266,006,561
                                                                                                           ---------------
                                                                                                               266,453,712
                                                                                                           ---------------

                                                                                            PRINCIPAL
                                                                                            AMOUNT(e)
                                                                                          ------------
       REPURCHASE AGREEMENTS (COST $22,830,857) 0.1%
(n)    Joint Repurchase Agreement, 0.023%, 7/01/09
          (Maturity Value $22,830,871) ...............................    United States   $ 22,830,857          22,830,857
          Banc of America Securities LLC (Maturity Value $1,968,249)
          Barclays Capital Inc. (Maturity Value $1,804,095)
          BNP Paribas Securities Corp. (Maturity Value $6,560,451)
          Credit Suisse Securities (USA) LLC (Maturity Value $6,560,451)
          Deutsche Bank Securities Inc. (Maturity Value $2,329,206)
          HSBC Securities (USA) Inc. (Maturity Value $1,968,249)
          UBS Securities LLC (Maturity Value $1,640,170)
             Collateralized by U.S. Government Agency Securities,
                0.58% - 7.25%, 1/15/10 - 6/27/16; (o)  U.S. Government
                Agency Discount Notes, 12/31/09; (o)  U.S. Treasury
                Bills, 8/13/09; and U.S. Treasury Notes, 1.375% - 1.50%,
                3/15/12 - 12/31/13
                                                                                                           ---------------
       TOTAL INVESTMENTS (COST $50,394,232,165) 98.7% ................                                      40,892,876,432
       OTHER ASSETS, LESS LIABILITIES 1.3% ...........................                                         551,903,585
                                                                                                           ---------------
       NET ASSETS 100.0% .............................................                                     $41,444,780,017
                                                                                                           ===============


                    Quarterly Statements of Investments | 23

Franklin Custodian Funds

FRANKLIN INCOME FUND

See Abbreviations on page 35.

(a)  Rounds to less than 0.1% of net assets.

(b)  See Note 4 regarding holdings of 5% voting securities.

(c)  Non-income producing.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2009, the aggregate value of these securities was $6,340,899,703, representing 15.3% of net assets.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f)  The coupon rate shown represents the rate at period end.

(g)  See Note 5 regarding other considerations.

(h) Defaulted security or security for which income has been deemed uncollectible.

(i) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(j)  Income may be received in additional securities and/or cash.

(k)  Perpetual securities with no stated maturity date.

(l)  The rate shown is the annualized seven-day yield at period end.

(m) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(n) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2009, all repurchase agreements had been entered into on that date.

(o)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    24 | Quarterly Statements of Investments

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

                                                                                   PRINCIPAL
FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                            AMOUNT            VALUE
----------------------------------------                                        --------------   ---------------
    MORTGAGE-BACKED SECURITIES 94.1%
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 94.1%
    GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17 ..............................   $       98,654   $       106,215
    GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16 ..............................          216,486           235,434
    GNMA GP 30 Year, 10.00%, 11/15/09 - 1/15/10 .............................           22,035            22,508
    GNMA GP 30 Year, 10.25%, 5/15/20 ........................................            9,860            10,788
    GNMA GP 30 Year, 11.00%, 1/15/10 - 11/15/10 .............................           92,401            95,773
    GNMA GP 30 Year, 11.25%, 7/15/13 - 1/15/16 ..............................          176,360           196,084
    GNMA GP 30 Year, 11.50%, 2/15/13 - 5/15/13 ..............................           26,255            29,041
    GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13 ..............................           28,037            30,884
    GNMA GP 30 Year, 12.00%, 3/15/11 - 12/15/12 .............................            8,520             9,217
    GNMA GP 30 Year, 12.50%, 5/15/10 - 6/15/10 ..............................            9,141             9,587
    GNMA GP 30 Year, 12.75%, 5/15/14 ........................................            4,218             4,840
    GNMA I SF 15 Year, 6.50%, 5/15/18 .......................................        1,038,740         1,112,382
    GNMA I SF 15 Year, 7.00%, 10/15/09 ......................................              686               690
    GNMA I SF 30 Year, 4.50%, 3/15/39 .......................................      113,385,186       113,451,623
    GNMA I SF 30 Year, 4.50%, 1/15/39 - 6/15/39 .............................      768,849,674       769,298,706
    GNMA I SF 30 Year, 5.00%, 2/15/33 - 4/15/39 .............................      929,431,841       952,102,521
    GNMA I SF 30 Year, 5.50%, 5/15/28 - 6/15/39 .............................    1,482,453,825     1,536,742,100
    GNMA I SF 30 Year, 5.50%, 12/15/38 ......................................       84,959,106        87,827,595
    GNMA I SF 30 Year, 5.50%, 2/15/39 .......................................      178,157,848       184,323,779
    GNMA I SF 30 Year, 6.00%, 10/15/23 - 11/15/38 ...........................    1,317,132,669     1,376,774,730
    GNMA I SF 30 Year, 6.50%, 5/15/23 - 2/15/38 .............................      324,191,532       347,137,496
    GNMA I SF 30 Year, 6.75%, 3/15/26 .......................................           39,761            43,025
    GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32 .............................      167,677,101       182,721,530
    GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ............................          530,479           577,053
    GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33 .............................       54,231,585        59,189,059
    GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22 .............................          396,594           431,218
    GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30 ............................       32,164,263        35,346,852
    GNMA I SF 30 Year, 8.25%, 3/15/27 .......................................           36,363            39,893
    GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ............................        7,127,947         7,731,975
    GNMA I SF 30 Year, 9.00%, 9/15/13 - 7/15/23 .............................        8,792,975         9,531,833
    GNMA I SF 30 Year, 9.50%, 9/15/09 - 8/15/22 .............................        5,196,798         5,706,900
    GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25 ............................        6,994,065         7,649,311
    GNMA I SF 30 Year, 10.50%, 2/15/12 - 10/15/21 ...........................        5,207,298         5,797,829
    GNMA I SF 30 Year, 11.00%, 12/15/09 - 5/15/21 ...........................        3,568,042         3,948,965
    GNMA I SF 30 Year, 11.50%, 3/15/13 - 2/15/16 ............................        1,001,231         1,114,631
    GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ............................        4,859,197         5,457,142
    GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ............................        3,396,881         3,818,181
    GNMA I SF 30 Year, 13.00%, 1/15/11 - 9/15/15 ............................        3,864,094         4,361,625
    GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ............................           39,443            42,315
    GNMA II GP 30 Year, 11.50%, 8/20/13 .....................................           11,571            12,762
    GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 ...........................       34,904,646        34,975,500
    GNMA II SF 30 Year, 5.00%, 9/20/33 ......................................      168,702,390       171,857,678
    GNMA II SF 30 Year, 5.00%, 7/20/33 - 3/20/36 ............................      258,966,701       263,851,688
    GNMA II SF 30 Year, 5.50%, 12/20/34 .....................................      115,371,432       119,095,910
    GNMA II SF 30 Year, 5.50%, 6/20/38 ......................................       97,376,397       100,491,422
    GNMA II SF 30 Year, 5.50%, 6/20/34 - 3/20/39 ............................      659,554,743       680,616,532
    GNMA II SF 30 Year, 6.00%, 10/20/23 - 12/20/38 ..........................      754,431,640       786,368,234


                    Quarterly Statements of Investments | 25

Franklin Custodian Funds

                                                                                   PRINCIPAL
FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                            AMOUNT            VALUE
----------------------------------------                                        --------------   ---------------
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
    GNMA II SF 30 Year, 6.50%, 6/20/24 - 3/20/34 ............................   $   56,634,096   $    60,905,812
    GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 ............................       30,639,918        33,377,872
    GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 ...........................        5,604,554         6,116,127
    GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ............................        2,736,210         3,017,165
    GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ............................        1,335,974         1,443,959
    GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21 ...........................          453,899           490,363
    GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25 ............................          260,387           285,212
    GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 ...........................          566,892           615,882
    GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 ...........................        1,437,222         1,590,846
    GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 ...........................          229,548           255,474
    GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 ...........................          124,509           138,172
    GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 ...........................          221,859           248,120
    GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 .........................          156,876           177,735
    GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 ..........................          165,460           190,042
                                                                                                 ---------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $7,783,897,861) ..................                      7,969,153,837
                                                                                                 ---------------

                                                                                    SHARES
                                                                                --------------
    SHORT TERM INVESTMENTS 5.4%
    MONEY MARKET FUNDS (COST $266,006,575) 3.1%
(a) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .............      266,006,575       266,006,575
                                                                                                 ---------------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                --------------
    REPURCHASE AGREEMENTS (COST $193,340,000) 2.3%
(b) Barclays Capital Inc., 0.01%, 7/01/09 (Maturity Value $193,340,054)
       Collateralized by U.S. Treasury Notes, 1.50%, 12/31/13 ...............   $  193,340,000       193,340,000
                                                                                                 ---------------
    TOTAL INVESTMENTS (COST $8,243,244,436) 99.5% ...........................                      8,428,500,412
    OTHER ASSETS, LESS LIABILITIES 0.5% .....................................                         39,982,962
                                                                                                 ---------------
    NET ASSETS 100.0% .......................................................                    $ 8,468,483,374
                                                                                                 ===============

See Abbreviations on page 35.

(a) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(b) At June 30, 2009, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    26 | Quarterly Statements of Investments

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

FRANKLIN UTILITIES FUND                                                      COUNTRY         SHARES             VALUE
-----------------------                                                  --------------   ------------     ---------------
       COMMON STOCKS 94.5%
       DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
       AT&T Inc. .....................................................    United States      1,000,000     $    24,840,000
       Verizon Communications Inc. ...................................    United States        800,000          24,584,000
                                                                                                           ---------------
                                                                                                                49,424,000
                                                                                                           ---------------
       ELECTRIC UTILITIES 47.8%
       Allegheny Energy Inc. .........................................    United States      1,000,000          25,650,000
       American Electric Power Co. Inc. ..............................    United States      1,800,000          52,002,000
       Cleco Corp. ...................................................    United States      1,000,000          22,420,000
       Duke Energy Corp. .............................................    United States      3,800,000          55,442,000
       Edison International ..........................................    United States      1,800,000          56,628,000
       Entergy Corp. .................................................    United States      1,100,000          85,272,000
       Exelon Corp. ..................................................    United States      2,100,000         107,541,000
       FirstEnergy Corp. .............................................    United States      1,600,000          62,000,000
       FPL Group Inc. ................................................    United States      1,400,000          79,604,000
       Great Plains Energy Inc. ......................................    United States        767,400          11,933,070
       Hawaiian Electric Industries Inc. .............................    United States        400,000           7,624,000
       Northeast Utilities ...........................................    United States        500,000          11,155,000
       NV Energy Inc. ................................................    United States      5,000,000          53,950,000
       Pepco Holdings Inc. ...........................................    United States      1,000,000          13,440,000
       Pinnacle West Capital Corp. ...................................    United States        600,000          18,090,000
       Portland General Electric Co. .................................    United States      1,500,000          29,220,000
       PPL Corp. .....................................................    United States      2,000,000          65,920,000
       Progress Energy Inc. ..........................................    United States      1,500,000          56,745,000
       The Southern Co. ..............................................    United States      2,500,000          77,900,000
       Westar Energy Inc. ............................................    United States      1,080,600          20,282,862
                                                                                                           ---------------
                                                                                                               912,818,932
                                                                                                           ---------------
       GAS UTILITIES 1.5%
       AGL Resources Inc. ............................................    United States        686,875          21,842,625
       Southwest Gas Corp. ...........................................    United States        300,000           6,663,000
                                                                                                           ---------------
                                                                                                                28,505,625
                                                                                                           ---------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.9%
       Constellation Energy Group ....................................    United States      2,100,000          55,818,000
                                                                                                           ---------------
       MULTI-UTILITIES 35.9%
       Alliant Energy Corp. ..........................................    United States      1,200,000          31,356,000
       Ameren Corp. ..................................................    United States      1,350,000          33,601,500
       CenterPoint Energy Inc. .......................................    United States      2,000,000          22,160,000
       CMS Energy Corp. ..............................................    United States      1,000,000          12,080,000
       Consolidated Edison Inc. ......................................    United States        800,000          29,936,000
       Dominion Resources Inc. .......................................    United States      1,600,000          53,472,000
       DTE Energy Co. ................................................    United States        500,000          16,000,000
       GDF Suez ......................................................       France            700,000          26,057,504
       National Grid PLC .............................................   United Kingdom      4,987,755          44,931,151
       NiSource Inc. .................................................    United States      1,500,000          17,490,000
       PG&E Corp. ....................................................    United States      2,100,000          80,724,000
       PNM Resources Inc. ............................................    United States        855,720           9,164,761
       Public Service Enterprise Group Inc. ..........................    United States      2,100,000          68,523,000


                    Quarterly Statements of Investments | 27

Franklin Custodian Funds

FRANKLIN UTILITIES FUND                                                      COUNTRY         SHARES             VALUE
-----------------------                                                  --------------   ------------     ---------------
       COMMON STOCKS (CONTINUED)
       MULTI-UTILITIES (CONTINUED)
       RWE AG ........................................................       Germany           300,000     $    23,689,915
       SCANA Corp. ...................................................    United States        775,000          25,164,250
       Sempra Energy .................................................    United States      1,600,000          79,408,000
       TECO Energy Inc. ..............................................    United States        700,000           8,351,000
       United Utilities Group PLC ....................................   United Kingdom      2,460,189          20,117,925
       Vectren Corp. .................................................    United States        600,000          14,058,000
       Wisconsin Energy Corp. ........................................    United States        600,000          24,426,000
       Xcel Energy Inc. ..............................................    United States      2,400,000          44,184,000
                                                                                                           ---------------
                                                                                                               684,895,006
                                                                                                           ---------------
       OIL, GAS & CONSUMABLE FUELS 2.8%
       Spectra Energy Corp. ..........................................    United States      2,197,600          37,183,392
       The Williams Cos. Inc. ........................................    United States      1,105,190          17,252,016
                                                                                                           ---------------
                                                                                                                54,435,408
                                                                                                           ---------------
       WATER UTILITIES 1.0%
       American Water Works Co. Inc. .................................    United States      1,000,000          19,110,000
                                                                                                           ---------------
       TOTAL COMMON STOCKS (COST $1,496,482,513) .....................                                       1,805,006,971
                                                                                                           ---------------

                                                                                            PRINCIPAL
                                                                                             AMOUNT
                                                                                          ------------
       CORPORATE BONDS 3.7%
       ELECTRIC UTILITIES 1.9%
       MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28 ..    United States   $ 25,000,000          29,472,700
       Northeast Generation Co., senior secured note, B-1, 8.812%,
          10/15/26 ...................................................    United States      7,218,750           6,158,864
                                                                                                           ---------------
                                                                                                                35,631,564
                                                                                                           ---------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.2%
       Energy Future Holdings Corp., senior note,
          P, 5.55%, 11/15/14 .........................................    United States     32,300,000          20,563,181
          R, 6.55%, 11/15/34 .........................................    United States      5,700,000           2,767,191
                                                                                                           ---------------
                                                                                                                23,330,372
                                                                                                           ---------------
       MULTI-UTILITIES 0.6%
       Aquila Inc., senior note,
          9.95%, 2/01/11 .............................................    United States      6,000,000           6,209,760
          8.27%, 11/15/21 ............................................    United States      6,100,000           5,560,675
                                                                                                           ---------------
                                                                                                                11,770,435
                                                                                                           ---------------
       TOTAL CORPORATE BONDS (COST $77,327,125) ......................                                          70,732,371
                                                                                                           ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $1,573,809,638) ......................................                                       1,875,739,342
                                                                                                           ---------------


                    28 | Quarterly Statements of Investments

Franklin Custodian Funds

FRANKLIN UTILITIES FUND                                                      COUNTRY         SHARES             VALUE
-----------------------                                                  --------------   ------------     ---------------
       SHORT TERM INVESTMENTS (COST $27,414,242) 1.4%
       MONEY MARKET FUNDS 1.4%
   (a) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States     27,414,242     $    27,414,242
                                                                                                           ---------------
       TOTAL INVESTMENTS (COST $1,601,223,880) 99.6% .................                                       1,903,153,584
       OTHER ASSETS, LESS LIABILITIES 0.4% ...........................                                           7,282,096
                                                                                                           ---------------
       NET ASSETS 100.0% .............................................                                     $ 1,910,435,680
                                                                                                           ===============

(a) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 29

Franklin Custodian Funds

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value. Joint repurchase agreements and repurchase agreements are valued at cost.

Corporate debt securities, government securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid


                    30 | Quarterly Statements of Investments

Franklin Custodian Funds

2. SECURITY VALUATION (CONTINUED)

and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN        FRANKLIN          FRANKLIN
                                                  DYNATECH         GROWTH            INCOME
                                                    FUND            FUND              FUND
                                                ------------   --------------   ----------------
Cost of investments .........................   $368,156,428   $1,820,507,816   $ 50,496,536,624
                                                ============   ==============   ================
Unrealized appreciation .....................   $180,110,758   $1,058,033,441   $  2,521,337,485
Unrealized depreciation .....................     (6,896,792)    (235,715,609)   (12,124,997,677)
                                                ------------   --------------   ----------------
Net unrealized appreciation (depreciation) ..   $173,213,966   $  822,317,832   $ (9,603,660,192)
                                                ============   ==============   ================


                    Quarterly Statements of Investments | 31

Franklin Custodian Funds

3. INCOME TAXES (CONTINUED)

                                                    FRANKLIN
                                                U.S. GOVERNMENT      FRANKLIN
                                                   SECURITIES        UTILITIES
                                                      FUND             FUND
                                                ---------------   --------------
Cost of investments .........................   $8,243,244,436    $1,599,119,876
                                                ==============    ==============
Unrealized appreciation .....................   $  200,578,169    $  426,704,111
Unrealized depreciation .....................      (15,322,193)     (122,670,403)
                                                --------------    --------------
Net unrealized appreciation (depreciation) ..   $  185,255,976    $  304,033,708
                                                ==============    ==============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Income Fund for the nine months ended June 30, 2009, were as shown below.

                                   NUMBER                                NUMBER
                                 OF SHARES/                            OF SHARES/
                                  PRINCIPAL                            PRINCIPAL
                                    HELD                                  HELD                                       REALIZED
                                AT BEGINNING     GROSS       GROSS       AT END       VALUE AT         INVESTMENT     CAPITAL
NAME OF ISSUER                    OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD    END OF PERIOD        INCOME     GAIN (LOSS)
--------------                  ------------  ----------  ----------  -----------  --------------     -----------  ------------
FRANKLIN INCOME FUND
NON-CONTROLLED AFFILIATES
AGL Resources Inc. ..........     4,000,000           --   1,000,000    3,000,000  $           --(a)  $ 4,948,000  $ (9,467,938)
Ameren Corp. ................    12,500,000           --     900,000   11,600,000     288,724,000      17,370,000   (27,087,256)
Ameren Corp., senior note,
   8.875%, 5/15/14 ..........            --   68,200,000          --   68,200,000      70,482,790         756,594            --
Canadian Oil Sands Trust ....    25,000,000      847,400          --   25,847,400     617,652,733      18,724,867            --
iStar Financial Inc. ........     5,213,500           --          --    5,213,500      14,806,340              --            --
iStar Financial Inc., 8.625%,
   6/01/13 ..................   160,000,000           --          --  160,000,000      83,257,280      10,350,000            --
iStar Financial Inc., cvt.,
   senior note, FRN, 1.708%,
   10/01/12 .................   250,000,000           --          --  250,000,000      95,800,000       6,178,394            --
iStar Financial Inc., senior
   secured note, 144A,
   10.00%, 6/15/14 ..........            --   47,850,000          --   47,850,000      35,440,294         691,167            --
PG&E Corp. ..................    20,000,000      200,000  10,000,000   10,200,000              --(a)   14,753,592   (35,287,883)
Pinnacle West Capital
   Corp. ....................     5,500,000           --     700,000    4,800,000              --(a)    5,775,000   (11,853,461)
Puget Energy Inc. ...........     7,500,000           --   7,500,000           --              --(a)    3,866,038    61,580,254
                                                                                   --------------     -----------  ------------
   TOTAL AFFILIATED SECURITIES
      (2.91% of Net Assets) .....................................................  $1,206,163,437     $83,413,652  $(22,116,284)
                                                                                   ==============     ===========  ============

(a)  As of June 30, 2009, no longer an affiliate.

5. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Franklin Income Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the fund's policies and requirements of applicable securities laws, could prevent the fund from trading in the securities of such company for limited or extended periods of time.


                    32 | Quarterly Statements of Investments

Franklin Custodian Funds

6. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on October 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                       LEVEL 1        LEVEL 2    LEVEL 3       TOTAL
                                   --------------   ----------   -------   --------------
FRANKLIN DYNATECH FUND
   ASSETS:
      Investments in Securities
         Equity Investments(a)     $  529,251,256   $       --     $--     $  529,251,256
         Short Term Investments        12,119,138           --      --         12,119,138
                                   --------------   ----------     ---     --------------
            Total Investments in
              Securities           $  541,370,394   $       --     $--     $  541,370,394
                                   ==============   ==========     ===     ==============
FRANKLIN GROWTH FUND
   ASSETS:
      Investments in Securities
         Equity Investments(a)     $2,598,874,987   $       --     $--     $2,598,874,987
         Convertible Bonds                     --    4,492,531      --          4,492,531
         Short Term Investments        39,458,130           --      --         39,458,130
                                   --------------   ----------     ---     --------------
            Total Investments in
               Securities          $2,638,333,117   $4,492,531     $--     $2,642,825,648
                                   ==============   ==========     ===     ==============


                    Quarterly Statements of Investments | 33

Franklin Custodian Funds

6. FAIR VALUE MEASUREMENTS (CONTINUED)

                                           LEVEL 1           LEVEL 2       LEVEL 3        TOTAL
                                       ---------------   ---------------   -------   ---------------
FRANKLIN INCOME FUND
   ASSETS:
      Investments in Securities
         Equity Investments:(b)
            Consumer Discretionary     $    41,139,072   $    48,208,500     $--     $    89,347,572
            Energy                       1,123,572,733       375,809,730      --       1,499,382,463
            Financials                   3,093,798,373       134,911,523      --       3,228,709,896
            Information Technology                  --       343,803,085      --         343,803,085
            Materials                      187,383,264       257,483,900      --         444,867,164
            Utilities                    5,055,402,617        44,677,250      --       5,100,079,867
            All other Equity
               Investments(a)            1,376,722,766                --      --       1,376,722,766
         Senior Floating Rate
            Interests                               --     2,415,078,823      --       2,415,078,823
         Corporate Bonds                            --    25,142,476,047      --      25,142,476,047
         Convertible Bonds                          --       963,124,180      --         963,124,180
         Short Term Investments            266,006,561        23,278,008      --         289,284,569
                                       ---------------   ---------------     ---     ---------------
            Total Investments in
               Securities              $11,144,025,386   $29,748,851,046     $--     $40,892,876,432
                                       ===============   ===============     ===     ===============
   LIABILITIES:
      Unfunded Loan Commitment                      --           169,713      --             169,713
FRANKLIN U.S. GOVERNMENT SECURITIES
   FUND
   ASSETS:
      Investments in Securities
         Mortgage-Backed Securities    $            --   $ 7,969,153,837     $--     $ 7,969,153,837
         Short Term Investments            266,006,575       193,340,000      --         459,346,575
                                       ---------------   ---------------     ---     ---------------
            Total Investments in
               Securities              $   266,006,575   $ 8,162,493,837     $--     $ 8,428,500,412
                                       ===============   ===============     ===     ===============
FRANKLIN UTILITIES FUND
   ASSETS:
      Investments in Securities
         Equity Investments(a)         $ 1,805,006,971   $            --     $--     $ 1,805,006,971
         Corporate Bonds                            --        70,732,371      --          70,732,371
         Short Term Investments             27,414,242                --      --          27,414,242
                                       ---------------   ---------------     ---     ---------------
            Total Investments in
               Securities              $ 1,832,421,213   $    70,732,371     $--     $ 1,903,153,584
                                       ===============   ===============     ===     ===============

(a) For detailed industry descriptions, see the accompanying Statement of Investments.

(b)  Includes common and preferred stock as well as other equity investments.

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 21, 2009 and determined that no events have occurred that require disclosure.


                    34 | Quarterly Statements of Investments

Franklin Custodian Funds

ABBREVIATIONS

CURRENCY

EUR - Euro

SELECTED PORTFOLIO

ADR - American Depository Receipt
FRN - Floating Rate Note
GP  - Graduated Payment
MTN - Medium Term Note
PIK - Payment-In-Kind
SF  - Single Family

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 35





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS


By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009


By /S/Gaston Gardey
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2009